Note 21 - Supplemental Cash Flow Information	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
Note
21
– Supplemental Cash Flow Information

The following tables presents the cash flow changes in operating asset and liabilities:

Year Ended	January 31,	January 31,	January 31,
	2020	2019	2018
Trade accounts receivable	3,733	(135)	(1,963)
Other accounts receivable	(2,547)	(451)	16
Prepaid expenses and other	(5,942)	(4,466)	(1,772)
Inventory	(345)	74	52
Accounts payable	1,768	(1,065)	1,428
Accrued liabilities	3,265	2,570	(592)
Income taxes payable	(1,550)	(2,423)	6,326
Operating leases	546	–	–
Deferred revenue	(4,184)	2,047	902
	(5,256)	(3,849)	4,397